Note 15 - Cash and Cash Equivalents - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Cash at bank and in hand	$ 4,522	$ 1,939	$ 10,970	$ 28